NICHOLAS EQUITY INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF JUNE 30, 2023

SHARES
OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS -- 93.40%
	Communication Services - Telecommunication Services -- 1.16%
139,500	Verizon Communications Inc.	$5,188,005

	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 5.04%
24,800	Home Depot, Inc.	7,703,872
105,000	LKQ Corporation	6,118,350
101,500	TJX Companies Inc	8,606,185
		22,428,407

	Consumer Discretionary - Consumer Durables & Apparel -- 0.92%
87,500	M.D.C. Holdings, Inc.	4,092,375

	Consumer Discretionary - Consumer Services -- 0.21%
8,646	Cedar Fair, L.P.	345,581
15,000	Travel + Leisure Co.	605,100
		950,681

	Consumer Staples - Consumer Staples Distribution & Retail -- 2.67%
78,155	Sysco Corporation	5,799,101
46,180	Target Corporation	6,091,142
		11,890,243

	Consumer Staples - Food, Beverage & Tobacco -- 4.76%
142,500	Coca-Cola Company	8,581,350
101,500	Mondelez International, Inc. Class A	7,403,410
53,500	Philip Morris International Inc.	5,222,670
		21,207,430

	Consumer Staples - Household & Personal Products -- 3.85%
53,500	Procter & Gamble Company	8,118,090
173,000	Unilever PLC Sponsored ADR	9,018,490
		17,136,580

	Energy - Energy -- 3.50%
48,000	Chevron Corporation	7,552,800
41,000	ConocoPhillips	4,248,010
119,100	Enterprise Products Partners L.P.	3,138,285
20,183	Williams Companies, Inc.	658,571
		15,597,666

	Financials - Banks -- 4.34%

61,500	JPMorgan Chase & Co.	8,944,560
52,800	PNC Financial Services Group, Inc.	6,650,160
58,070	U.S. Bancorp	1,918,633
48,630	Webster Financial Corporation	1,835,782
		19,349,135

	Financials - Financial Services -- 9.02%
7,950	BlackRock, Inc.	5,494,563
134,495	Charles Schwab Corp	7,623,177
37,500	CME Group Inc. Class A	6,948,375
50,500	Cohen & Steers, Inc.	2,928,495
136,180	Fidelity National Information Services, Inc.	7,449,046
62,000	Northern Trust Corporation	4,596,680
49,500	Raymond James Financial, Inc.	5,136,615
		40,176,951

	Financials - Insurance -- 1.90%
44,000	Chubb Limited	8,472,640

	Health Care - Health Care Equipment & Services -- 7.97%
84,500	Abbott Laboratories	9,212,190
90,800	CVS Health Corporation	6,277,004
109,000	Medtronic Plc	9,602,900
39,575	Quest Diagnostics Incorporated	5,562,662
150,000	Smith & Nephew plc Sponsored ADR	4,837,500
		35,492,256

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 11.38%
57,500	AbbVie, Inc.	7,746,975
120,000	Astrazeneca PLC Sponsored ADR	8,588,400
202,980	GSK plc Sponsored ADR	7,234,207
55,500	Johnson & Johnson	9,186,360
82,000	Merck & Co., Inc.	9,461,980
250,000	Perrigo Co. Plc	8,487,500
		50,705,422

	Industrials - Capital Goods -- 6.53%
43,500	Eaton Corp. Plc	8,747,850
29,500	Honeywell International Inc.	6,121,250
9,500	Illinois Tool Works Inc.	2,376,520
44,500	Lincoln Electric Holdings, Inc.	8,839,035
6,500	Lockheed Martin Corporation	2,992,470
		29,077,125

	Industrials - Transportation -- 0.83%
18,000	Union Pacific Corporation	3,683,160

	Information Technology - Semiconductors & Semiconductor Equipment -- 5.18%
38,760	Analog Devices, Inc.	7,550,835
8,565	Broadcom Inc.	7,429,538

90,410	Microchip Technology Incorporated	8,099,832
		23,080,205

	Information Technology - Software & Services -- 5.11%
46,000	International Business Machines Corporation	6,155,260
39,760	Microsoft Corporation	13,539,870
25,895	Oracle Corporation	3,083,836
		22,778,966

	Information Technology - Technology Hardware & Equipment -- 3.84%
179,000	Cisco Systems, Inc.	9,261,460
250,000	Juniper Networks, Inc.	7,832,500
		17,093,960

	Materials - Materials -- 5.93%
32,750	Air Products and Chemicals, Inc.	9,809,608
31,500	Avery Dennison Corporation	5,411,700
87,500	Ball Corporation	5,093,375
85,500	DuPont de Nemours, Inc.	6,108,120
		26,422,803

	Real Estate - Equity Real Estate Investment Trusts (REITs) -- 4.63%
32,500	American Tower Corporation	6,303,050
10,750	Equinix, Inc.	8,427,355
86,800	W. P. Carey Inc.	5,864,208
		20,594,613

	Utilities - Utilities -- 4.63%
119,000	CMS Energy Corporation	6,991,250
101,500	NextEra Energy, Inc.	7,531,300
69,000	WEC Energy Group Inc	6,088,560
		20,611,110

	TOTAL COMMON STOCKS
	(cost $312,745,805)	416,029,733

SHORT-TERM INVESTMENTS -- 6.47%
	Money Market Deposit Account -- 1.40%
$6,243,150	U.S. Bank Money Market, 5.10%	6,243,150

	Money Market Fund -- 1.27%
5,639,817	Morgan Stanley Liquidity Funds Government Portfolio (Institutional Class),
	7-day net yield, 5.04%	5,639,817

	U.S. Government Securities -- 3.80%
5,000,000	United States Treasury Bills 07/05/2023, 2.492%	4,998,635
2,000,000	United States Treasury Bills 07/18/2023, 4.482%	1,995,834
5,000,000	United States Treasury Bills 08/01/2023, 4.819%	4,979,620
5,000,000	United States Treasury Bills 08/15/2023, 5.021%	4,969,238
		16,943,327

TOTAL SHORT-TERM INVESTMENTS
(cost $28,823,267)	28,826,294

TOTAL INVESTMENTS
(cost $341,569,072) -- 99.87%	444,856,027

OTHER ASSETS, NET OF LIABILITIES -- 0.13%	579,038

TOTAL NET ASSETS
(basis of percentages disclosed above) -- 100%	$ 445,435,065

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

      Level 1 - quoted prices in active markets for identical investments

      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2023, in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1
Common Stocks(1)	$416,029,733
Money Market Deposit Account	6,243,150
Money Market Fund	5,639,817
Level 2
U.S. Government Securities	16,943,327
Level 3
None	—
Total	$444,856,027

(1) See Schedule above for further detail by industry.